                                 United States
                       Securities and Exchange Commission
                                Washington, D.C.
                                    Form 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  31-Mar-00

Check here if Amendment                    Amendment Number:

This Amendment (Check only one)            [  ]   is a restatement.
                                           [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Mark S. Siegel
Address:      1801 Century Park East Suite 1111
              Los Angeles, CA 90067

Form 13F File Number:   28-4186

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark S. Siegel
Title:        President
Phone:        (310) 843-0050

Signature, Place, and Date of Signing

Mark S. Siegel             Los Angeles, California               4/14/00
--------------             -----------------------               -------
[Signature]                [City, State]                         [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

-----------------------------------------------------------------------------------------------------------------------------------
Page 1 of 1                             Name of Reporting Manager: REMY INVESTORS AND CONSULTANTS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
    Item 1:        Item 2:         Item 3:        Item 4:             Item 5:         Item 6: Investment Discretion       Item 7:
                                                                 Shares of Principal -------------------------------   Managers See
Name of Issuer  Title of Class  CUSIP Number  Fair Market Value        Amount        (a)Sole (b)Shared-As (c)Shared-     Instr. V
                                                 (x1000)                                      Defined In     Other
                                                                                               Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
UTI ENERGY CORP.   CLASS A       903387108       132,682              3,514,762          x
                   COMMON
-----------------------------------------------------------------------------------------------------------------------------------
VARIFLEX, INC.     CLASS A       922242102         8,750              1,666,667          x
                   COMMON
-----------------------------------------------------------------------------------------------------------------------------------
VIACOM, INC.       CLASS B       925524308        40,574                769,180          x
                   COMMON
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                    182,007
-----------------------------------------------------------------------------------------------------------------------------------


                       ------------------------------------
                        SEC USE ONLY

                       ------------------------------------
    Item 1:             Item 8: Voting Authority (Shares)
-----------------------------------------------------------
  Name of Issuer        (a) Sole   (b) Shared   (c) None
-----------------------------------------------------------
UTI ENERGY CORP.             x
-----------------------------------------------------------
VARIFLEX, INC.               x
-----------------------------------------------------------
VIACOM, INC.                 x
-----------------------------------------------------------

-----------------------------------------------------------

-----------------------------------------------------------

-----------------------------------------------------------
COLUMN TOTALS
-----------------------------------------------------------

                                                                SEC 1685 (5/91)

                             Form 13F Summary Page

Report Summary:


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

Number of other Included Managers:
                                                              -----------------
Form 13F Information Table Entry Total:
                                                              -----------------
Form 13F Information Table Value Total:                       $         182,007
                                                              -----------------
                                                                         (x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE